Registration Nos.: 333-81141
                                                                        811-9395

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20546

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                                                                   ---

                         Pre-Effective Amendment No. ___
                         Post-Effective Amendment No. 4
                                     and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                                                       ---
                                 Amendment No. 5

                                ---------------

                       THIRD AVENUE VARIABLE SERIES TRUST
               (Exact name of Registrant as Specified in Charter)

                 767 Third Avenue, New York, New York 10017-2023
           (Address of Principal Executive Offices including Zip Code)

                    (toll-free) (800)443-1021, (212)888-5222
              (Registrant's Telephone Number, including Area Code)

                                ---------------

                    Please send copies of communications to:

       David M. Barse                            Richard T. Prins, Esq.
     EQSF Advisers, Inc.                Skadden, Arps, Slate, Meagher & Flom LLP
      767 Third Avenue                             Four Times Square
New York, New York 10017-2023                   New York, New York 10036

                     (Name and Address of Agent for Service)

                                ---------------

It is proposed that this filing will become effective:

[X] On April 30, 2002 pursuant to paragraph (b) of Rule 485.

                           [LOGO THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO

                                   PROSPECTUS
                                 ==============


                                 APRIL 30, 2002


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

      TABLE OF CONTENTS
================================================================================


      ABOUT THE PORTFOLIO                                                      1
                     Investment Objective and Principal Investment Strategies Principal Investment Risks
                     Bar Chart and Performance Information
                     Investment Philosophy
                     Who May Want to Invest


      MANAGEMENT OF THE PORTFOLIO                                              4

      HOW TO PURCHASE AND REDEEM SHARES                                        5

      DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS & TAXES                            6

      FINANCIAL HIGHLIGHTS                                                     7

      ABOUT THE PORTFOLIO
================================================================================


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Third Avenue Value Portfolio seeks long-term capital appreciation.

The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the Adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the Adviser believes are undervalued.

Acquisitions of these senior securities and debt instruments will generally be limited to those providing: (1) protection against the issuer taking certain actions which could reduce the value of the security; and (2) above-average current yields, yields to events (e.g., acquisitions and recapitalizations), or yields to maturity. The Portfolio invests in companies regardless of market capitalization, although it frequently finds value in companies with a smaller capitalization. It also invests in both domestic and foreign securities. The mix of the Portfolio's investments at any time will depend on the industries and types of securities the Adviser believes hold the most value.


--------------------------------------------------------------------------------


PRINCIPAL INVESTMENT RISKS

Prices of securities (and stocks in particular) have historically fluctuated. The value of the Portfolio will similarly fluctuate and you could lose money.

The Portfolio frequently finds value in industries that are temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries.

The Portfolio also invests in companies with smaller capitalizations, whose securities tend to be more volatile than those of larger companies.

The Portfolio's investments in high yield securities (commonly known as "junk bonds") may expose the Portfolio to greater risks than if the Portfolio only owned higher grade securities. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments.

In addition to general market risks, sometimes the value of a security owned by the Portfolio will decline if the market believes that the value of the security is less than the Adviser believes such security is worth. This may be particularly true of the Portfolio because the Portfolio follows a buy-and-hold strategy and does not sell investments in response to price changes in the markets. Sometimes the Adviser's analysis of a company in which the Portfolio invests may be wrong or the company may fail to realize its full value and the Portfolio could lose money on its investment in the company.

Foreign securities are subject to risks such as currency fluctuations and controls, adverse political developments and potentially greater illiquidity. Since the Portfolio is not limited to investing in stocks, the Portfolio may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a Portfolio invested solely in stocks.


The Portfolio is non-diversified. This generally means that the Portfolio will have fewer investments than diversified mutual funds of comparable size. The Portfolio does not have, however, a strategy requiring it to limit its investments to any specified number of issuers. Non-diversified funds can be more volatile than diversified funds.

BAR CHART AND PERFORMANCE INFORMATION


The tables below show the annual return of the Portfolio for its two full calendar years of performance since inception. This information may give an indication of the risks involved in investing in the Portfolio by comparing the return to a broad measure of market performance. You should be aware that Portfolio performance will fluctuate and may or may not perform as well as a comparable broad market index. All figures assume dividend reinvestment.

As with all mutual funds, past performance does not necessarily indicate future results. These figures do not reflect charges assessed at the contract or separate account level. If any such charges were included, returns would be lower.


[GRAPHIC OF BAR CHART OMITTED]

CALENDAR YEARS             2000              2001
--------------            ------            ------
                          40.52%            13.68%


During the 2-year period shown in the bar chart, the highest return for a quarter was 13.97% (quarter ending December 31, 2001) and the lowest return for a quarter was (11.02%) (quarter ending September 30, 2001).

  AVERAGE ANNUAL TOTAL
 RETURNS FOR THE PERIODS
    ENDING 12/31/2001              PAST ONE YEAR         SINCE INCEPTION*
 -----------------------           -------------         ----------------

THIRD AVENUE VALUE PORTFOLIO          13.68%                  27.27%
S&P 500                              (11.88%)                 (5.27%)
RUSSELL 2000                           2.49%                   6.27%
RUSSELL 2000 VALUE                    14.02%                  15.30%


 *Inception date for the Portfolio was September 21, 1999.

An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. It does not factor in fees or expenses--costs that are reflected in the Portfolio's results.

================================================================================

INVESTMENT PHILOSOPHY


The Portfolio adheres to a strict value discipline in selecting securities. This means seeking securities whose prices are low in relation to what the Portfolio's Adviser believes is the true value of the securities. The Portfolio's Adviser believes this both lowers risk and increases appreciation potential. The Portfolio identifies investment opportunities through intensive research of individual companies and generally ignores general stock market conditions and other macro factors. For these reasons, the Portfolio may seek investments in the securities of companies in industries that are believed to be temporarily depressed.

The Portfolio follows a strategy of "buy and hold." The Portfolio will generally sell an investment only when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment's inherent value or when the Adviser believes that the market value of an investment is overpriced relative to its intrinsic value.


The particular types of securities in which the Portfolio will invest and the percentage of the Portfolio's assets invested in each type of security will vary depending on where the Adviser sees the most value at the time of investment. The Adviser anticipates, however, that a substantial portion of the Portfolio's assets will be invested in common stocks. In selecting common stocks, the Adviser generally seeks to invest in companies that exhibit the following characteristics:

1) A strong financial position, as measured not only by balance sheet data but also by off-balance sheet assets, liabilities and contingencies (as disclosed in footnotes to financial statements and as determined through research of public information), where debt service (that is, the current annual required payment of interest and principal to creditors) consumes a small part of such companies' cash flow.


2) Responsible managements and control groups, as gauged by managerial competence as operators and investors as well as by an apparent absence of intent to profit at the expense of stockholders.


3) Availability of comprehensive and meaningful financial and related information. A key disclosure is audited financial statements and information which the Adviser believes are reliable benchmarks to aid in understanding the business, its values and its dynamics.


4) Availability of the security at a market price which the Adviser believes is at a substantial discount to the Adviser's estimate of what the issuer would be worth as a private company or as a take-over or merger and acquisition candidate.


As noted above, the Portfolio may from time to time invest its assets in securities other than common stock, including preferred stocks and various types of debt securities, when the Adviser believes that there is a greater potential to realize value by investing in other types of securities.

The Portfolio may invest a small portion or a substantial portion of its assets in those other types of securities from time to time without shareholder approval.

When the Portfolio's Adviser believes that a temporary defensive posture is appropriate, the Portfolio may hold all or a portion of its assets in short-term U.S. Government obligations, cash or cash equivalents. This does not constitute a change in the Portfolio's investment objective, but could prevent it from achieving its objective.


The investment objective and philosophy of the Portfolio are similar to those of the Third Avenue Value Fund, a publicly offered "retail" fund managed by the Adviser. Although the Adviser anticipates that the Portfolio and the corresponding retail fund will hold similar investments, differences in asset size and cash-flow needs, resulting from purchases and redemptions of Portfolio shares, may result in different security selections, differences in the relative weightings of investments or differences in the prices paid for particular investments and, accordingly, are expected to cause differences in performance results. Expenses of the Portfolio and the corresponding retail fund also are expected to differ.


WHO MAY WANT TO INVEST


The Portfolio may be appropriate for investors seeking long-term capital appreciation.

      MANAGEMENT OF THE PORTFOLIO
================================================================================

THE INVESTMENT ADVISER


EQSF Advisers, Inc. (the "Adviser"), 767 Third Avenue, New York, NY 10017-2023, is the investment adviser for the Portfolio. The Adviser manages the Portfolio's investments, provides various administrative services and supervises the Portfolio's daily business affairs, subject to the authority of the Board of Trustees of Third Avenue Variable Series Trust (the "Trust"). The Adviser provides investment advisory or sub-advisory services to twelve other open-end mutual funds with assets in excess of $4.3 billion as of March 31, 2002. The Adviser has been an investment adviser for mutual funds since its organization in 1986.


MARTIN J. WHITMAN


Mr. Whitman, the Chairman and Chief Executive Officer of the Trust and its Adviser, is co-manager of the Portfolio. During the past five years, he has also served in various executive capacities with M.J. Whitman, Inc., the Portfolio's distributor and registered broker-dealer, and several affiliated companies engaged in various investment and financial businesses; he has served as a Distinguished Management Fellow at the Yale School of Management and as an adjunct professor at Columbia University Graduate School of Business in 2001; and he has been a director of various public and private companies, currently including Danielson Holding Corporation, an American Stock Exchange listed company, with subsidiaries engaged in financial services, and Nabors Industries, Inc., an international oil drilling contractor.

Mr. Whitman graduated from Syracuse University magna cum laude in 1949 and received a Masters degree in Economics from New School University in 1956.


CURTIS JENSEN


Curtis Jensen has served as co-manager of the Portfolio since April 30, 2001. He has been employed by the Adviser since 1995, and serves as portfolio manager of Third Avenue Small-Cap Value Fund as well as senior research analyst for the Adviser. Prior to joining the Adviser, Mr. Jensen was a graduate student at the Yale School of Management from 1993 to 1995, where he studied under Mr. Whitman. Earlier in his career, Mr. Jensen was a director of, and managed the operations of, a specialty food manufacturer, and was an investment banker with Manufacturers Hanover Trust Company and Enright & Co. Mr. Jensen has been a director of American Capital Access Holdings, Inc., a single "A" rated financial guaranty insurance company, since 2001.

Mr. Jensen received his M.B.A. from the Yale School of Management and his B.A. in Economics from Williams College.

ADVISORY FEES

Under an investment advisory agreement between the Trust and the Adviser, the Portfolio has agreed to pay the Adviser a fee at an annual rate of 0.90% of the Portfolio's average daily net assets.

      HOW TO PURCHASE AND REDEEM SHARES
================================================================================

PURCHASE OF SHARES


The Portfolio is offering its shares only to separate accounts (the "Accounts") of insurance companies to fund the benefits of variable annuity or variable life insurance policies (the "Contracts"). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts or their owners, are further described in the separate prospectuses issued by the participating insurance companies and accompanying this Prospectus. The Portfolio reserves the right to reject any order for the purchase of shares.

PRICE OF SHARES


The price you will pay for a share of the Portfolio is the Portfolio's net asset value per share (NAV). NAV per share is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), normally 4:00 p.m., Eastern time. The NAV of the Portfolio is determined by dividing the value of all portfolio securities, cash, and other assets, including accrued interest and dividends, owned by the Portfolio, less all liabilities, including accrued expenses of the Portfolio, by the total number of outstanding shares of the Portfolio. Your order will be priced at the next NAV calculated following receipt of your order in proper form by your insurance company or the Portfolio's transfer agent. The Portfolio's investments are generally valued at market value. Certain short-term securities are valued based on amortized cost. Illiquid securities and other securities and assets for which market quotations are not readily available are valued at "fair value," as determined in good faith by or under the direction of the Board of Trustees of the Portfolio. Foreign securities held by the Portfolio generally trade on foreign markets which may be open on days when the NYSE is closed. This means that the Portfolio's NAV can change on a day that you cannot purchase or redeem shares.


BUSINESS HOURS


The Portfolio is open for business each day the NYSE is open. The NYSE and the Portfolio will be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


REDEMPTION OF SHARES


In general, shares of the Portfolio may be redeemed on any day during which the NYSE is open. Portfolio shares will be redeemed at the NAV next calculated after a redemption order is received in proper form by your insurance company or the Portfolio's transfer agent. Redemption requests that contain a restriction as to the time, date or share price at which the redemption is to be effective will not be honored. The Portfolio will usually make payment for redemptions of Portfolio shares within one business day, but reserves the right to make payment up to seven calendar days after receipt of a redemption request.


CERTAIN EXPENSES

Contract owners will bear various distribution-related and insurance-related costs at the insurance company

      DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS &TAXES
================================================================================

level and should refer to the accompanying Account prospectus for a summary of such fees and expenses.

The Portfolio expects to pay dividends from its net investment income and to distribute any realized net capital gains to the Accounts, in each case at least annually. All dividends and capital gains distributions of the Portfolio are automatically reinvested by the Accounts in additional shares of such Portfolio. Dividends from stocks and interest earned from other investments are the main source of net investment income for the Portfolio. When the Portfolio sells securities, it may realize capital gains or losses, depending upon whether the prices of the securities sold are higher or lower than the prices the Portfolio paid to purchase them. Net capital gains represent the excess of net long-term capital gains over net short-term capital losses and any carried forward from prior years.

TAX STATUS OF THE PORTFOLIO

The Portfolio will elect to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). So long as the Portfolio qualifies as a "regulated investment company," the Portfolio will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gains. If for any taxable year the Portfolio does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income, including any net capital gains, would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders).

TAX TREATMENT TO INSURANCE COMPANY AS SHAREHOLDER


Because the Portfolio is offering its shares only to Accounts, an Account should be able to apply a "look-through" rule that treats the assets of the Portfolio as the Account's assets in determining whether such Account meets the diversification requirements of Section 817(h) of the Code. The Portfolio intends to manage its investments so that the Portfolio itself will meet the Requirements.


Dividends paid by the Portfolio from its ordinary income and distributions of the Portfolio's net short-term capital gains are includable in the insurance company's gross income. The tax treatment of such dividends and distributions depends upon the insurance company's tax status. To the extent that income of the Portfolio represents dividends on equity securities rather than interest income, its distributions are eligible for the dividends received deduction applicable in the case of a life insurance company as provided in the Code. The Portfolio will send to the Accounts a written notice required by the Code designating the amount and character of any distributions made during such year.

Under the Code, any distributions designated as being made from the Portfolio's net capital gains are taxable to the insurance company as long-term capital gains. Such distributions of net capital gains will be designated as capital gain dividends in a written notice to the Accounts which accompanies the distribution payments. Capital gain dividends are not eligible for the dividends received deduction. Ordinary income dividends and capital gain dividends to the insurance company may also be subject to state and local taxes.

CERTAIN INVESTMENT PRACTICES

Certain investment practices of the Portfolio may be subject to special provisions of the Code that, among other things, may defer the use of certain losses of the Portfolio and affect the holding period of the securities held by the Portfolio and the character of the gains or losses realized by the Portfolio. These provisions may also require the Portfolio to recognize income or gain without receiving cash with which to make distributions in the amounts necessary to maintain the Portfolio's qualification as a regulated investment company and avoid income and excise taxes. The Portfolio will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Portfolio as a regulated investment company.

================================================================================

      FINANCIAL HIGHLIGHTS
================================================================================


The financial highlights table is intended to help you understand the Portfolio's financial performance from the commencement of operations through December 31, 2001. Certain information reflects financial results for a single Portfolio share. The total returns in the table represents the rate that you would have earned or lost on an investment in the Portfolio assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Portfolio's financial statements, are included in the Annual Report to Shareholders, which is available upon request. These figures do not reflect charges assessed at the contract or separate account level. If any such charges were included, returns would be lower.


SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD) AND RATIOS ARE AS
FOLLOWS:


                                                      FOR THE                    FOR THE                   FOR THE
                                                     YEAR ENDED                YEAR ENDED               PERIOD ENDED
                                                  DECEMBER 31, 2001         DECEMBER 31, 2000        DECEMBER 31, 1999*
                                                  ----------------          ----------------         ------------------
Net Asset Value, Beginning of Period                   $   15.21               $   10.84                 $   10.00
                                                       ---------               ---------                 ---------
Income from Investment Operations:
 Net investment income                                      0.04                    0.04                      0.03
 Net realized and unrealized gains on securities            2.04                    4.35                      0.81
                                                       ---------               ---------                 ---------
 Total from Investment Operations                           2.08                    4.39                      0.84
                                                       ---------               ---------                 ---------
Less Distributions:
 Dividends from net investment income                      (0.02)                   (0.02)                   --
 Distributions from realized gains                         (0.14)                   --                       --
                                                       ---------               ---------                 ---------
 Total Distributions                                       (0.16)                   (0.02)                   --
                                                       ---------               ---------                 ---------
Net Asset Value, End of Period                            $17.13               $    15.21                   $10.84
                                                       =========               =========                 =========
Total Return                                               13.68%                  40.52%                     8.40%(1)
Ratios/Supplemental Data
Net Assets, End of period (in thousands)                $162,438                 $31,971                    $4,367
 Ratio of Expenses to Average Net Assets
  Before expense reimbursement                              1.30%                   2.52%                    34.43%(2)
  After expense reimbursement                              --                       1.30%                     1.30%(2)
 Ratio of Net Income (Loss) to Average Net Assets
  Before expense reimbursement                              0.77%                  (0.39%)                  (30.14%)(2)
  After expense reimbursement                              --                       0.83%                     2.99%(2)
 Portfolio Turnover Rate                                   21%                        18%                        0%(1)

(1) Not Annualized

(2) Annualized. Note that annualized expenses and net income (loss) before expense reimbursement are not necessarily indicative of expected expenses due to the annualization of certain fixed expenses.

* The Fund commenced investment operations on September 21, 1999.

                                            THIS PAGE INTENTIONALLY LEFT BLANK.

                                BOARD OF TRUSTEES

                                 David M. Barse

                                 Phyllis W. Beck
                                 Lucinda Franks
                                Gerald Hellerman
                                  Marvin Moser
                                Donald Rappaport
                               Myron M. Sheinfeld
                                  Martin Shubik
                                Charles C. Walden
                                 Barbara Whitman
                                Martin J. Whitman

                                    OFFICERS
                                Martin J. Whitman
                        Chairman, Chief Executive Officer
                                 David M. Barse
                       President, Chief Operating Officer
                                 Michael Carney
                       Chief Financial Officer, Treasurer

                        Kerri Weltz, Assistant Treasurer

                                  W. James Hall
                          General Counsel and Secretary

                             Julie Smith, Controller


                               INVESTMENT ADVISER
                               EQSF Advisers, Inc.
                                767 Third Avenue
                             New York, NY 10017-2023

                                   DISTRIBUTOR
                               M.J. Whitman, Inc.
                                767 Third Avenue
                             New York, NY 10017-2023

                                 TRANSFER AGENT

                                   PFPC, Inc.

                              211 South Gulph Road
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)

                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                            Princeton, NJ 08540-6231

                            [LOGO THIRD AVENUE FUNDS]

                               THIRD AVENUE FUNDS
                                767 THIRD AVENUE
                             NEW YORK, NY 10017-2023
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                            WWW.THIRDAVENUEFUNDS.COM

More information about the Portfolio is available in the Portfolio's reports to shareholders and the Statement of Additional Information (SAI). The Portfolio's Annual Report to Shareholders contains a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the last fiscal year. The SAI is on file with the SEC and is incorporated in this Prospectus by reference (is legally considered part of this Prospectus).


You can obtain the SAI and the Portfolio's reports to shareholders without charge and otherwise make inquiries to the Portfolio by writing or calling the Portfolio at 767 Third Avenue, New York, NY 10017-2023, (800) 443-1021 or (212)
888-5222.


Information about the Portfolio, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (phone (202) 942-8090 for information). Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the E-Mail address publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. Reports and other information about the Portfolio are available on the SEC's Internet Web site (http://www.sec.gov).


SEC file number 811-9395

                           [LOGO THIRD AVENUE FUNDS]

                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED APRIL 30, 2002

                       THIRD AVENUE VARIABLE SERIES TRUST

                          THIRD AVENUE VALUE PORTFOLIO


This Statement of Additional Information (SAI) is not a Prospectus and should be read together with the Portfolio's Prospectus dated April 30, 2002. This SAI contains information in addition to that set forth in the Prospectus into which this document is incorporated by reference. A copy of the Prospectus and the Portfolio's reports to shareholders may be obtained without charge by writing to the Portfolio at 767 Third Avenue, New York, NY 10017-2023, or by calling the Portfolio at (800) 443-1021 (toll free) or (212) 888-5222.

                                TABLE OF CONTENTS

GENERAL INFORMATION                                                            3

INVESTMENT POLICIES                                                            3

INVESTMENT RESTRICTIONS                                                       10

MANAGEMENT OF THE TRUST                                                       11

COMPENSATION TABLE                                                            17

PRINCIPAL STOCKHOLDERS                                                        18

INVESTMENT ADVISER                                                            18

INVESTMENT ADVISORY AGREEMENT                                                 18

DISTRIBUTOR                                                                   19

ADMINISTRATOR                                                                 19

CUSTODIAN                                                                     20

TRANSFER AGENT                                                                20

INDEPENDENT ACCOUNTANTS                                                       20

CODE OF ETHICS

PORTFOLIO TRADING PRACTICES                                                   20

SHARE INFORMATION                                                             22

PURCHASE ORDERS                                                               22

REDEMPTION OF SHARES                                                          22

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES                               23

PERFORMANCE INFORMATION                                                       25

PERFORMANCE OF ADVISER

FINANCIAL STATEMENTS                                                          25

APPENDIX                                                                      26

                               GENERAL INFORMATION

This Statement of Additional Information is in addition to and serves to expand and supplement the current Prospectus of Third Avenue Variable Series Trust (the "Trust"). The Trust is an open-end, non-diversified management investment company which currently consists of one investment series: THIRD AVENUE VALUE PORTFOLIO (the "Portfolio"). The Trust was organized as a business trust under the laws of the state of Delaware pursuant to an Agreement and Declaration of Trust dated as of June 16, 1999.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts.

                               INVESTMENT POLICIES

The Prospectus discusses the investment objective of the Portfolio and the principal investment strategies to be employed to achieve that objective. This section contains supplemental information concerning certain types of securities and other instruments in which the Portfolio may invest, additional strategies that the Portfolio may utilize and certain risks associated with such investments and strategies.

The Portfolio expects to invest in a broad range of securities (subject to the Portfolio's fundamental investment objective). The particular types of securities and the percentage of the Portfolio's assets invested in each type, will vary depending on where the Adviser (as hereinafter defined) sees the most value at the time of investment. The following is a description of the different types of securities that the Adviser may invest in and certain of the risks relating to those securities.

INVESTMENT IN EQUITY SECURITIES

In selecting equity securities, the Adviser generally seeks issuers that exhibit the following characteristics:

      (1) A strong financial position, as measured not only by balance sheet data but also by off-balance sheet assets, liabilities and contingencies (as disclosed in footnotes to financial statements and as determined through research of public information), where debt service* consumes a relatively small part of such companies' cash flow.

      (2) Responsible management and control groups, as gauged by managerial competence as operators and investors as well as by an apparent absence of intent to profit at the expense of stockholders.

      (3) Availability of comprehensive and meaningful financial and related information. A key disclosure is audited financial statements and information which the Adviser believes are reliable benchmarks to aid in understanding the business, its values and its dynamics.

      (4) Availability of the security at a market price which the Adviser believes is at a substantial discount to the Adviser's estimate of what the issuer would be worth as a private company or as a takeover or merger and acquisition candidate.

Investing in equity securities has certain risks, including the risk that the financial condition of the issuers of the Portfolio's securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the securities and thus in the value of the Portfolio's shares). Equity securities are especially susceptible to general stock market movements and to increases and decreases in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. The value of the common stocks owned by the Portfolio thus may be expected to fluctuate.

--------------------------------------------------------------------------------

* "Debt Service" means the current annual required payment of interest and principal to creditors.

In selecting preferred stocks, the Adviser will use its selection criteria for either equity securities or debt securities, depending on the Adviser's determination as to how the particular issue should be viewed, based, among other things, upon the terms of the preferred stock and where it fits in the issuer's capital structure. Preferred stocks are usually entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks of the same issuer. Such securities may pay cumulative dividends. Because the dividend rate is pre-established, and as they are senior to common stocks, such securities tend to have less possibility of capital appreciation. Although the Adviser does not pay attention to market factors in making investment decisions, the Portfolio is, of course, subject to the vagaries of the markets. The Portfolio may invest from time to time in smaller companies whose securities tend to be more volatile and less liquid than securities of larger companies.

INVESTMENT IN DEBT SECURITIES

The Portfolio intends its investment in debt securities to be, for the most part, in securities which the Adviser believes will provide above-average current yields, yields to events, or yields to maturity. In selecting debt instruments for the Portfolio, the Adviser requires the following characteristics:

1)   Strong covenant protection, and

2) Yield to maturity at least 500 basis points above that of a comparable credit.

In acquiring debt securities for the Portfolio, the Adviser generally will look for covenants which protect holders of the debt issue from possible adverse future events such as, for example, the addition of new debt senior to the issue under consideration. Also, the Adviser will seek to analyze the potential impacts of possible extraordinary events such as corporate restructurings, refinancings, or acquisitions. The Adviser will also use its best judgment as to the most favorable range of maturities. In general, the Portfolio will acquire debt issues which have a senior position in an issuer's capitalization and will avoid "mezzanine" issues such as non-convertible subordinated debentures.

The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality is increased, the market values of debt securities generally rise. Conversely, when interest rates rise or perceived credit quality is lowered, the market values of debt securities generally decline. The magnitude of these fluctuations will be greater when the average maturity of the portfolio securities is longer.

CONVERTIBLE SECURITIES

The Portfolio may invest in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a prescribed amount of equity securities (generally common stock) of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both fixed income and equity securities. Yields for convertible securities tend to be lower than for non-convertible debt securities but higher than for common stocks. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying security and therefore also will react to variations in the general market for equity securities and the operations of the issuer. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

MORTGAGE-BACKED SECURITIES

The Portfolio may invest in mortgage-backed securities and derivative mortgage-backed securities, but will not invest in "principal only" and "interest only" components. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The Portfolio intends to invest in these securities only when it believes, after analysis, that there is unlikely to ever be permanent impairment of capital as measured by whether there will be a money default by either the issuer or the guarantor of these securities. These securities do, nonetheless, entail considerable market risk (meaning fluctuations in quoted prices for the instruments), interest rate risk, prepayment risk and inflation risk.

The Portfolio will not invest in non-investment grade subordinated classes of residential mortgage-backed securities and does not intend to invest in commercial mortgage-backed securities. Prepayments of principal generally may be made at any time without penalty on residential mortgages and these prepayments are passed through to holders of one or more of the classes of mortgage-backed securities. Prepayment rates may change rapidly and greatly, thereby also affecting yield to maturity, reinvestment risk and market value of the mortgage-backed securities. As a result, the high credit quality of many of these securities may provide little or no protection against loss in market value, and there have been periods during which many mortgage-backed securities have experienced substantial losses in market value. The Adviser believes that, under certain circumstances, many of these securities may trade at prices below their inherent value on a risk-adjusted basis and believes that selective purchases by the Portfolio may provide high yield and total return in relation to risk levels.

ASSET-BACKED SECURITIES

The Portfolio may also invest in asset-backed securities that, through the use of trusts and special purpose vehicles, are securitized with various types of assets, such as automobile receivables, credit card receivables and home-equity loans in pass-through structures similar to the mortgage-related securities described above. In general, the collateral supporting asset-backed securities is of shorter maturity than the collateral supporting mortgage loans and is less likely to experience substantial prepayments. However, asset-backed securities are not backed by any governmental agency.

FLOATING RATE, INVERSE FLOATING RATE AND INDEX OBLIGATIONS

The Portfolio may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These securities may be backed by U.S. Government or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, the Portfolio will not invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which the Portfolio cannot or will not invest.

Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities.

The Portfolio does not intend to invest more than 5% of its total assets in inverse floating rate securities. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. Interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures a gain or loss may be realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

INVESTMENTS IN HIGH YIELD DEBT SECURITIES

The Portfolio may invest in high yield debt securities, including those rated below Baa by Moody's Investors Service, Inc. (Moody's) and below BBB by Standard & Poor's Ratings Group (Standard & Poor's) and unrated debt securities, commonly referred to as "junk bonds." See also "Investment in Debt Securities" and "Restricted and Illiquid Securities." Such securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation, and may in fact be in default. The Portfolio does not intend to invest more than 35% of its total assets in such securities. The ratings of Moody's and Standard & Poor's represent their opinions as to the credit quality of the securities which they undertake to rate (see Appendix A for a description of those ratings). It should be emphasized, however, that ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market price risk of these securities. In seeking to achieve its investment objective, the Portfolio depends on the Adviser's credit analysis to identify investment opportunities. For the Portfolio, credit analysis is not a process of merely measuring the probability of whether a money default will occur, but also measuring how the creditor would fare in a reorganization or liquidation in the event of a money default.

Before investing in any high yield debt instruments, the Adviser will evaluate the issuer's ability to pay interest and principal, as well as the seniority position of such debt in the issuer's capital structure vis-a-vis any other outstanding debt or potential debts. There appears to be a direct cause and effect relationship between the weak financial conditions of issuers of high yield bonds and the market valuation and prices of their credit instruments, as well as a direct relationship between the weak financial conditions of such issuers and the prospects that principal or interest may not be paid.

The market price and yield of bonds rated below Baa by Moody's and below BBB by Standard & Poor's are more volatile than those of higher rated bonds due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity and the risk of an issuer's inability to meet principal and interest payments. In addition, the secondary market for these bonds is generally less liquid than that for higher rated bonds.

Lower rated or unrated debt obligations also present reinvestment risks based on payment expectations. If an issuer calls the obligation for redemption, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors.

The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. Companies that issue such bonds often are highly leveraged and may not have available to them more traditional methods of financing. Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations or to repay their obligations upon maturity. Under deteriorating economic conditions or rising interest rates, the capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken significantly than that of issuers of higher-rated securities. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are generally not meant for short-term investing.

The Portfolio may also purchase or retain debt obligations of issuers not currently paying interest or in default (i.e., with a rating from Moody's of C or lower or Standard & Poor's of C1 or lower). In addition, the Portfolio may purchase securities of companies that have filed for protection under Chapter 11 of the United States Bankruptcy Code. Defaulted securities will be purchased or retained if, in the opinion of the Adviser, they may present an opportunity for subsequent price recovery, the issuer may resume payments, or other advantageous developments appear likely.

ZERO-COUPON AND PAY-IN-KIND SECURITIES

The Portfolio may invest in zero coupon and pay-in-kind (PIK) securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. PIK securities pay all or a portion of their interest in the form of additional debt or equity securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero coupon and PIK securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to continue to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and avoid a certain excise tax, the Portfolio may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS

The Portfolio may invest in loans and other direct debt instruments owed by a borrower to another party and may also from time to time make loans. These instruments represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Portfolio in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the Securities and Exchange Commission (SEC).

TRADE CLAIMS

The Portfolio may invest in trade claims. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty and often involved in bankruptcy proceedings. For purchasers such as the Portfolio, trade claims offer the potential for profits since they are often purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor's financial position improves or the claim is paid.

An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

FOREIGN SECURITIES

The Portfolio may invest in foreign securities. The Portfolio's foreign securities investments will have characteristics similar to those of domestic securities selected for the Portfolio. The Portfolio intends to limit its investments in foreign securities to companies issuing U.S. dollar-denominated American Depository Receipts (ADRs) or which, in the judgment of the Adviser, otherwise provide financial information which provides the Adviser with substantively similar financial information as SEC disclosure requirements. By limiting its investments in this manner, the Portfolio seeks to avoid investing in securities where there is no compliance with SEC requirements to provide public financial information, or such information is unreliable as a basis for analysis.

Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. The Portfolio will be subject to additional risks which include: possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions that may adversely affect the payment of principal and interest on the foreign securities or currency blockage that would restrict such payments from being brought back to the United States. Because foreign securities often are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

FOREIGN CURRENCY TRANSACTIONS

The Portfolio may, from time to time, engage in foreign currency transactions in order to hedge the value of its portfolio holdings denominated in foreign currencies against fluctuations in foreign currency prices versus the U.S. dollar. These transactions include forward currency contracts, exchange listed and over-the-counter options (OTC options) on currencies, currency swaps and other swaps incorporating currency hedges.

The notional amount of a currency hedged by the Portfolio will be closely related to the aggregate market value (at the time of making such hedge) of the securities held and reasonably expected to be held in its portfolio denominated or quoted in or currently convertible into that particular currency or a closely related currency. If the Portfolio enters into a hedging transaction in which the Portfolio is obligated to make further payments, its custodian will segregate cash or readily marketable securities having a value at all times at least equal to the Portfolio's total commitments.

The cost to the Portfolio of engaging in currency hedging transactions varies with factors such as (depending upon the nature of the hedging transaction) the currency involved, the length of the contract period, interest rates in foreign countries for prime credits relative to U.S. interest rates for U.S. Treasury obligations, the market conditions then prevailing and fluctuations in the value of such currency in relation to the U.S. dollar. Transactions in currency hedging contracts usually are conducted on a principal basis, in which case no fees or commissions are involved. The use of currency hedging contracts does not eliminate fluctuations in the prices in local currency of the securities being hedged. The ability of the Portfolio to realize its objective in entering into currency hedging transactions is dependent on the performance of its counterparties on such contracts, which may in turn depend on the absence of currency exchange interruptions or blockage by the governments involved, and any failure on their part could result in losses to the Portfolio. The requirements for qualification as a regulated investment company under the Code, may cause the Portfolio to restrict the degree to which it engages in currency hedging transactions.

RESTRICTED AND ILLIQUID SECURITIES

The Portfolio will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current market value) would be invested in securities that are illiquid. Generally speaking, an illiquid security is any asset or investment which the Portfolio cannot sell in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the asset or investment, including securities that cannot be sold publicly due to legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

Over the past several years, strong institutional markets have developed for various types of restricted securities, including repurchase agreements, commercial paper, and some corporate bonds and notes (commonly known as "Rule 144A Securities"). Securities freely salable among qualified institutional investors under special rules adopted by the SEC or otherwise determined to be liquid, may be treated as liquid if they satisfy liquidity standards established by the Board of Trustees. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board of Trustees will monitor their liquidity. The Board will review pertinent factors such as trading activity, reliability of price information and trading patterns of comparable securities in determining whether to treat any such security as liquid for purposes of the foregoing 15% test. To the extent the Board treats such securities as liquid, temporary impairments to trading patterns of such securities may adversely affect the Portfolio's liquidity.

INVESTMENT IN RELATIVELY NEW ISSUES

The Portfolio intends to invest occasionally in the common stock of selected new issuers. Investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies may also lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. The securities of such issuers may have a limited trading market which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investors who invest in such issuers trade the same securities when the Portfolio attempts to dispose of its holdings, the Portfolio may receive lower prices than might otherwise be the case.

TEMPORARY DEFENSIVE INVESTMENTS

When, in the judgment of the Adviser, a temporary defensive posture is appropriate, the Portfolio may hold all or a portion of its assets in short-term U.S. Government obligations, cash or cash equivalents. The adoption of a temporary defensive posture does not constitute a change in the Portfolio's investment objective.

BORROWING

The Portfolio may also make use of bank borrowing as a temporary measure for extraordinary or emergency purposes, such as for liquidity necessitated by shareholder redemptions, and may use securities as collateral for such borrowing. Such temporary borrowing may not exceed 5% of the value of the Portfolio's total assets at the time of borrowing.

INVESTMENT IN OTHER INVESTMENT COMPANIES

The Portfolio may invest in securities of other investment companies, to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), provided that after any purchase the Portfolio does not own more than 3% of such investment company's outstanding stock. The Adviser will charge an advisory fee on the portion of the Portfolio's assets that are invested in securities of other investment companies. Thus, shareholders will be responsible for a "double fee" on such assets, since both investment companies will be charging fees on such assets.

SIMULTANEOUS INVESTMENTS

Investment decisions for the Portfolio are made independently from those of the other accounts advised by the Adviser and its affiliates. If, however, such other accounts wish to invest in, or dispose of, the same securities as one of the Portfolios, available investments will be allocated equitably between the Portfolio and other account. This procedure may adversely affect the size of the position obtained for or disposed of by the Portfolio or the price paid or received by the Portfolio.

SECURITIES LENDING

The Portfolio may lend its portfolio securities to qualified institutions. By lending its portfolio securities, the Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The Portfolio may lend its portfolio securities so long as the terms and the structure of such loans are not inconsistent with the requirements of the 1940 Act, which currently provide that
(a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the value of the loan is "marked to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time and the loaned securities be subject to recall within the normal and customary settlement time for securities transactions and (d) the Portfolio receive reasonable interest on the loan (which may include the Portfolio's investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.

The Portfolio will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 ?% of the value of its total assets (including such loans). Loan arrangements made by the Portfolio will comply with all other applicable regulatory requirements. All relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Adviser, and will be considered in making decisions with respect to lending of securities, subject to review by the Portfolio's Board of Trustees.

The Portfolio may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by its Board of Trustees. In addition, the Portfolio shall, through the ability to recall securities prior to any required vote, retain voting rights over the loaned securities.

On behalf of the Portfolio, the Trust has entered into a master lending arrangement with Bear, Stearns Securities Corp. in compliance with the foregoing requirements.

SHORT SALES

The Portfolio may, but currently does not intend to, engage in short sales. In a short sale transaction, the Portfolio sells a security it does not own in anticipation of a decline in the market value of the security.

COMMODITIES

The Portfolio may, but currently does not intend to, invest in commodities or commodity contracts and futures contracts.

                             INVESTMENT RESTRICTIONS

For the benefit of shareholders, the Portfolio has adopted the following restrictions, which are fundamental policies and, together with the Portfolio's investment objective, cannot be changed without the approval of a majority of such Portfolio's outstanding voting securities.*

The Portfolio may not:

      1. Borrow money or pledge, mortgage or hypothecate any of its assets except that the Portfolio may borrow on a secured or unsecured basis as a temporary measure for extraordinary or emergency purposes. Such temporary borrowing may not exceed 5% of the value of the Portfolio's total assets when the borrowing is made.

      2. Act as underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, it may technically be deemed to be an underwriter under certain securities laws.

      3. Invest in interests in oil, gas, or other mineral exploration or development programs, although it may invest in the marketable securities of companies which invest in or sponsor such programs.

      4. Issue any senior security (as defined in the 1940 Act). Borrowings permitted by Item 1 above are not senior securities.

      5. Invest 25% or more of the value of its total assets in the securities (other than Government Securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Portfolio controls and which are determined to be engaged in the same industry or similar trades or businesses or related trades or businesses.

      6. Invest 25% or more of the value of its total assets in any one industry.

The Portfolio is required to comply with the above fundamental investment restrictions applicable to it only at the time the relevant action is taken. The Portfolio is not required to liquidate an existing position solely because a change in the market value of an investment or a change in the value of the Portfolio's net or total assets causes it not to comply with the restriction at a future date. The Portfolio will not purchase any portfolio securities while any borrowing exceeds 5% of its total assets.


--------------------------------------------------------------------------------
* As used in this Statement of Additional Information as to any matter requiring shareholder approval, the phrase "majority of the outstanding securities" means the vote at a meeting of (i) 67% or more of the shares present or represented, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less.

                             MANAGEMENT OF THE TRUST

The Board of Trustees of the Portfolio oversees the management of the Portfolio. The Trustees are responsible for such matters as reviewing and approving fundamental operating, financial, and corporate governance policies; evaluating the Adviser's performance; determining management fees; and reviewing and approving procedures for providing financial and operational information to the Board.


Trustees and officers of the Portfolio, together with information as to their principal business occupations during at least the last five years, are shown below.

                      TERM OF                                                      NO. OF
                      OFFICE                                                     PORTFOLIOS
                        AND                                                       IN FUND
                     LENGTH OF                                                    COMPLEX           OTHER
                       TIME                    PRINCIPAL OCCUPATION DURING PAST   OVERSEEN    DIRECTORSHIPS HELD
NAME, AGE & ADDRESS   SERVED*    POSITION(S)               5 YEARS               BY TRUSTEE       BY TRUSTEE
-------------------   -------    -----------               -------               ----------       ----------

INTERESTED
TRUSTEES
----------
DAVID M. BARSE       Trustee     President,    President  and  Chief   Operating       5       Director (7/97 to
(39)                 since 9/01  COO, and      Officer  (COO) (5/98 to Present),               Present) of CGA
                                 Trustee       Trustee  (9/01  to  Present)  and               Group, Ltd.
767 Third Avenue                               Executive  Vice  President  (4/95               (insurance);
New York, NY                                   to 5/98) of Third  Avenue  Trust;               Director (7/96 to
10017-2023                                     President   and  COO   (7/99   to               Present) of
                                               Present),  and  Trustee  (9/01 to               Danielson Holding
                                               Present)    of    Third    Avenue               Corporation and
                                               Variable Series Trust;  President               certain
                                               and  COO  (7/96  to  Present)  of               subsidiaries.
                                               Danielson  Holding   Corporation;
                                               President   and  COO   (2/98   to
                                               Present),      Executive     Vice
                                               President  (4/95  to  2/98),  and
                                               Director  (4/95  to  Present)  of
                                               EQSF  Advisers,   Inc.;  Chairman
                                               (1/02    to    Present),    Chief
                                               Executive  Officer (CEO) (7/99 to
                                               Present),   President   (6/95  to
                                               Present),  Director and COO (1/95
                                               to  Present)  of  M.J.   Whitman,
                                               Inc. (registered  broker-dealer);
                                               CEO (7/99 to Present),  President
                                               (6/95 to  Present),  Director and
                                               COO  (1/95  to  Present)  of M.J.
                                               Whitman      Advisers,       Inc.
                                               (registered  investment adviser);
                                               Director  (2/01  to  Present)  of
                                               American      Capital      Access
                                               Holdings, Inc.

                      TERM OF                                                      NO. OF
                      OFFICE                                                     PORTFOLIOS
                        AND                                                       IN FUND
                     LENGTH OF                                                    COMPLEX           OTHER
                       TIME                    PRINCIPAL OCCUPATION DURING PAST   OVERSEEN    DIRECTORSHIPS HELD
NAME, AGE & ADDRESS   SERVED*    POSITION(S)               5 YEARS               BY TRUSTEE       BY TRUSTEE
-------------------   -------    -----------               -------               ----------       ----------
PHYLLIS W. BECK **   Trustee       Trustee     An   Associate   Judge  (1981  to       5               N/A
(75)                 since                     Present)  of the  Superior  Court
                       11/92                   of   Pennsylvania;   Trustee   of
GSB Building Suite                             Third  Avenue   Variable   Series
800                                            Trust (7/99 to Present);  Trustee
City Line &                                    or  Director   of  Third   Avenue
Belmont Ave.                                   Trust or its  predecessor  (11/92
Bala Cynwyd, PA                                to Present).
19004-1611

BARBARA WHITMAN**    Trustee       Trustee     Director (1/02 to Present)              5               N/A
(43)                 since 9/97                and     Registered     Securities
                                               Representative      (11/96     to
767 Third Avenue                               Present) of M.J.  Whitman,  Inc.;
New York, NY                                   Director  (4/95  to  Present)  of
10017-2023                                     EQSF  Advisers,   Inc.;  Director
                                               (12/99 to Present) of the Beck
                                               Institute for Cognitive Therapy
                                               and Research; Director (8/97 to
                                               6/98) of Riverside Stage Company;
                                               Trustee of Third Avenue Variable
                                               Series Trust (7/99 to Present);
                                               Trustee of Third Avenue Trust
                                               (9/97 to Present).

MARTIN J. WHITMAN    Trustee       Chairman    Chairman   and   CEO   (3/90   to       5       Chairman (8/90 to
** (77)              since         and CEO     Present),   President   (1/91  to               8/99) and Director
                       11/90                   5/98)  of  Third  Avenue   Trust;               (8/90 to Present)
767 Third Avenue                               Chairman   and   CEO   (7/99   to               of Danielson
New York, NY                                   Present)    of    Third    Avenue               Holding
10017-2023                                     Variable  Series Trust;  Chairman               Corporation, and
                                               and  CEO   (3/90   to   Present),               certain
                                               President   (1/91  to  2/98),  of               subsidiaries;
                                               EQSF   Advisers,    Inc.;   Chief               Director (3/91 to
                                               Investment  Officer  (CIO) (12/90               Present) of Nabors
                                               to   7/96)   and  CEO   (7/96  to               Industries, Inc.,
                                               Present)  of  Danielson   Holding               (international oil
                                               Corporation;  Chairman, CEO (1/95               drilling
                                               to  Present),  and CIO  (10/92 to               services);
                                               Present)    of    M.J.    Whitman               Director (8/97 to
                                               Advisers,   Inc.;   Distinguished               5/01) of Tejon
                                               Management  Fellow (1972 to 6/00)               Ranch Co. (land
                                               and Member of the Advisory  Board               development and
                                               (10/94 to 6/95)                                 agribusiness);

                      TERM OF                                                      NO. OF
                      OFFICE                                                     PORTFOLIOS
                        AND                                                       IN FUND
                     LENGTH OF                                                    COMPLEX           OTHER
                       TIME                    PRINCIPAL OCCUPATION DURING PAST   OVERSEEN    DIRECTORSHIPS HELD
NAME, AGE & ADDRESS   SERVED*    POSITION(S)               5 YEARS               BY TRUSTEE       BY TRUSTEE
-------------------   -------    -----------               -------               ----------       ----------
                                               of the Yale School of  Management               Director (5/00 to
                                               at   Yale   University;   Adjunct               12/01) of Stewart
                                               Professor  (1/01 to 12/01) of the               Information
                                               Columbia    University   Graduate               Services Corp.
                                               School    of    Business;    CEO,               (title, real
                                               President and                                   estate).
                                               Director  (10/74 to  Present)  of
                                               Martin  J.  Whitman  & Co.,  Inc.
                                               (formerly  M.J.   Whitman  &  Co.
                                               Inc.)     (private     investment
                                               company);   Chartered   Financial
                                               Analyst.
INDEPENDENT
TRUSTEES
-----------

LUCINDA FRANKS       Trustee       Trustee     Journalist   (1969  to  Present);       5               N/A
(55)                 since 2/98                Special    Correspondent,    Talk
                                               Magazine (1999-2000);  Trustee of
64 East 86th Street                            Third  Avenue   Variable   Series
New York, NY 10028                             Trust (7/99 to Present);  Trustee
                                               of Third  Avenue  Trust  (2/98 to
                                               Present).

GERALD HELLERMAN     Trustee       Trustee     Managing    Director   (8/93   to       5       President and
(64)                 since 9/93                Present)       of       Hellerman               Director (11/01 to
                                               Associates,     (financial    and               Present) of Mexico
10965 Eight Bells                              corporate   consulting);    Chief               Equity and Income,
Lane Columbia, MD                              Financial  Analyst (1976 to 7/93)               Inc. (registered
21044                                          of the  Antitrust  Division of US               investment
                                               Department  of  Justice;  Trustee               company); Director
                                               of Third Avenue  Variable  Series               of Clemente Global
                                               Trust (7/99 to Present);  Trustee               Strategic Value
                                               or  Director   of  Third   Avenue               Fund (9/98 to
                                               Trust  or its  predecessor  (9/93               4/00).
                                               to Present).

                      TERM OF                                                      NO. OF
                      OFFICE                                                     PORTFOLIOS
                        AND                                                       IN FUND
                     LENGTH OF                                                    COMPLEX           OTHER
                       TIME                    PRINCIPAL OCCUPATION DURING PAST   OVERSEEN    DIRECTORSHIPS HELD
NAME, AGE & ADDRESS   SERVED*    POSITION(S)               5 YEARS               BY TRUSTEE       BY TRUSTEE
-------------------   -------    -----------               -------               ----------       ----------
MARVIN MOSER, M.D.   Trustee       Trustee     Trustee  (1992 to Present) of the       5       Director (1997 to
(78)                 since                     Trudeau   Institute,   a  medical               Present) of
                     11/94                     research   institute;    Clinical               Nutrition 21 Co.
13 Murray Hill Road                            Professor  of  Medicine  (1984 to               (marketing);
Scarsdale, NY 10583                            Present)   at   Yale   University               Director
                                               School   of   Medicine;    Senior               (9/00-2/02) of
                                               Medical   Consultant   (1972   to               Innovative
                                               Present)  for the  National  High               Clinical Solutions
                                               Blood Pressure  Education Program               Ltd.
                                               of the National  Heart,  Lung and               (pharmaceuticals).
                                               Blood     Institute;     Chairman
                                               (1977);  Trustee of Third  Avenue
                                               Variable  Series  Trust  (7/99 to
                                               Present);  Trustee or Director of
                                               Third   Avenue   Trust   or   its
                                               predecessor (11/94 to Present).

DONALD RAPPAPORT     Trustee       Trustee     Private  investor and  consultant       5               N/A
(75)                 since 6/99                (1987   to  5/97   and   5/99  to
                                               Present);   Chief  Financial  and
1619 31st Street,                              Chief  Information   Officer  for
N.W. Washington,                               the US  Department  of  Education
D.C. 20007                                     (5/97 to 5/99);  Trustee of Third
                                               Avenue Variable Series Trust
                                               (7/99 to Present); Trustee or
                                               Director of Third Avenue Trust or
                                               its predecessor (11/91 to 5/97)
                                               and (6/99 to Present).

MYRON M. SHEINFELD   Trustee       Trustee     Senior  Counsel (4/01 to present)       5       Director (1988 to
(72)                 since                     of Akin, Gump,  Strauss,  Hauer &               Present) of Nabors
                     11/90                     Feld, LLP;  Counsel to Sheinfeld,               Industries, Inc.;
1900 Pennzoil                                  Maley & Kay P.C.  (12/96 to 4/01)               Director (11/98 to
Place, South Tower                             and   Trustee  of  Third   Avenue               4/01) of Anchor
711 Louisiana                                  Variable  Series  Trust  (7/99 to               Glass Container
Street                                         Present);  Trustee or Director of               Corp.; Director
Houston, TX 77002                              Third   Avenue   Trust   or   its               (6/99 to 11/00) of
                                               predecessor (11/90 to Present).                 Repap Enterprises,
                                                                                               Inc. (paper
                                                                                               manufact.);
                                                                                               Director (8/00 to
                                                                                               6/01) of Southern
                                                                                               Mineral Corp. (oil
                                                                                               and gas).

                      TERM OF                                                      NO. OF
                      OFFICE                                                     PORTFOLIOS
                        AND                                                       IN FUND
                     LENGTH OF                                                    COMPLEX           OTHER
                       TIME                    PRINCIPAL OCCUPATION DURING PAST   OVERSEEN    DIRECTORSHIPS HELD
NAME, AGE & ADDRESS   SERVED*    POSITION(S)               5 YEARS               BY TRUSTEE       BY TRUSTEE
-------------------   -------    -----------               -------               ----------       ----------
MARTIN SHUBIK        Trustee       Trustee     Seymour H. Knox  Professor  (1975       5               N/A
(76)                 since                     to Present) of  Mathematical  and
                     11/90                     Institutional   Economics,   Yale
Yale University                                University;   Trustee   of  Third
Dept. of Economics                             Avenue   Variable   Series  Trust
Box 2125, Yale                                 (7/99  to  Present);  Trustee  or
Station                                        Director  of Third  Avenue  Trust
New Haven, CT 06520                            or  its  predecessor   (11/90  to
                                               Present).

CHARLES C. WALDEN    Trustee       Trustee     Executive          Vice-President       5               N/A
(57)                 since 5/96                -Investments  (1973  to  Present)
                                               (Chief  Investment   Officer)  of
11 Williamsburg                                Knights  of  Columbus  (fraternal
Circle, Madison,                               benefit   society   selling  life
CT 06443                                       insurance     and     annuities);
                                               Chartered Financial Analyst;
                                               Trustee of Third Avenue Variable
                                               Series Trust (7/99 to Present);
                                               Trustee or Director of Third
                                               Avenue Trust or its predecessor
                                               (5/96 to Present).

* Each Trustee serves until his or her successor is duly elected and qualified.

** Phyllis W. Beck is the sister of Martin J. Whitman, Chairman and Chief Executive Officer of the Trust, and the Aunt of Barbara Whitman, a Trustee of the Trust; Barbara Whitman is the daughter of Martin J. Whitman.

TRUST OFFICERS

NAME, AGE & ADDRESS    POSITION(S)          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------    -----------          ----------------------------------------
MICHAEL CARNEY         Treasurer and CFO    Treasurer and Chief  Financial  Officer (CFO) of Third
(48)                                        Avenue  Trust  (3/90 to  Present);  Treasurer  and CFO
                                            (6/99  to  Present) of  Third  Avenue  Variable Series
767 Third Avenue                            Trust;  Director  (1/95 to  Present),  Executive  Vice
New York, NY                                President,  Chief Financial  Officer (6/95 to Present)
10017-2023                                  of M.J. Whitman,  Inc.;  Treasurer,  Director (1/95 to
                                            Present),  Executive Vice President  (6/95 to Present)
                                            and CFO (10/92 to Present) of M.J.  Whitman  Advisers,
                                            Inc.;  CFO  (8/90  to  Present)  of  Danielson Holding
                                            Corporation;  Director  (8/96  to present) of National
                                            American  Insurance  Company  of  California;  CFO and
                                            Treasurer (5/89 to Present) of EQSF, Inc.

KERRI WELTZ                Assistant        Assistant  Treasurer  (5/96 to Present) and Controller
(34)                       Treasurer        of  Third  Avenue  Trust  (1/96 to  9/01),  Controller
767 Third Avenue                            (1/96 to  9/01),  of EQSF  Advisers,  Inc.;  Assistant
New York, NY                                Treasurer  (6/99 to Present) of Third Avenue  Variable
10017-2023                                  Series  Trust;   Controller  (8/96  to  Present),   of
                                            Danielson  Holding  Corporation;  Controller  (5/96 to
                                            Present) of Martin J. Whitman & Co., Inc.

W. JAMES HALL           General Counsel     General  Counsel  and  Secretary  (6/00 to Present) of
(37)                     and Secretary      Third  Avenue  Trust;  General  Counsel and  Secretary
                                            (9/00  to  Present)  of  EQSF  Advisers, Inc.; General
767 Third Avenue                            Counsel  and  Secretary  (9/00  to  Present)  of Third
New York, NY                                Avenue  Variable  Series  Trust;  General  Counsel and
10017-2023                                  Secretary  (12/00 to  Present)  of  Danielson  Holding
                                            Corporation;  General  Counsel  and Secretary (5/00 to
                                            Present)  of  M.J.  Whitman,  Inc.  and  M.J.  Whitman
                                            Advisers,  Inc.;  Associate  (2/00  to  6/00) at Paul,
                                            Weiss,  Rifkind,  Wharton  &  Garrison  LLP; Associate
                                            (11/96 to 1/00) at  Morgan,  Lewis & Bockius  LLP (law
                                            firms).

JULIE SMITH (31)          Controller        Controller  (9/01 to  Present),  Assistant  Controller
                                            (2/97  to  9/01)  of  Third  Avenue  Trust; Controller
767 Third Avenue                            (9/01  to  Present),  Assistant  Controller  (6/99  to
New York, NY                                9/01)  of the  Third  Avenue  Variable  Series  Trust;
10017-2023                                  Controller  (9/01 to  Present),  Assistant  Controller
                                            (2/97  to  9/01) of  EQSF  Advisers,  Inc.;  Assistant
                                            Controller  (3/99  to  Present) of  Danielson  Holding
                                            Corporation;  Assistant  Controller  (2/97 to Present)
                                            of  Martin J. Whitman & Co., Inc.


The Trust has an Audit Committee consisting of Messrs. Hellerman, Sheinfeld and Walden. The Audit Committee is charged with reviewing accounting matters with the Trust's independent auditors. In the fiscal year ended December 31, 2001, the Audit Committee met once. The Board of Trustees does not have any other standing committees.

The Trust does not pay any fees to its officers for their services as such, but does pay each Trustee who is not affiliated with the Adviser a fee of $1,500 for each meeting of the Board of Trustees that he or she attends, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at Board meetings. The Trust also pays each unaffiliated Trustee an annual stipend of $2,000 in January of each year for the previous year's service. The Trust paid Trustees in the aggregate, $57,172 in such fees and expenses for the year ended December 31, 2001. Trustees do not receive any pension or retirement benefits. The Trustees on the Audit Committee receive $1,000 for each meeting they attend.

For the fiscal year ended December 31, 2001, the aggregate amount of compensation paid to each Trustee by the Trust is listed below.

                               COMPENSATION TABLE

                                                   AGGREGATE COMPENSATION FROM           TOTAL COMPENSATION FROM
                                                REGISTRANT FOR FISCAL YEAR ENDED       REGISTRANT AND FUND COMPLEX
           NAME AND POSITION HELD                       DECEMBER 31, 2001*                  PAID TO TRUSTEES*
           ----------------------                       ------------------                  -----------------
David M. Barse, President, COO, Trustee                       $    0                             $     0
Phyllis W. Beck, Trustee                                      $    0                             $     0
Lucinda Franks, Trustee                                       $8,000                             $32,000
Gerald Hellerman, Trustee**                                   $8,250                             $33,000
Marvin Moser, M.D., Trustee                                   $8,000                             $32,000
Donald Rappaport, Trustee                                     $8,000                             $32,000
Myron M. Sheinfeld, Trustee**                                 $8,250                             $33,000
Martin Shubik, Trustee                                        $8,000                             $32,000
Charles C. Walden, Trustee**                                  $8,250                             $33,000
Barbara Whitman, Trustee                                      $    0                             $     0
Martin J. Whitman, Chairman, CEO                              $    0                             $     0

* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $422 for all Trustees as a group.

**   Audit Committee Member.

                             TRUSTEE SHARE OWNERSHIP

The following chart provides information about each Trustee's share ownership in the Portfolio and the Fund Complex:

-------------------------------------------------------------------------------------------------------
NAME OF TRUSTEE                        DOLLAR RANGE OF EQUITY          AGGREGATE DOLLAR RANGE OF EQUITY
                                     SECURITIES IN THE PORTFOLIO       SECURITIES IN ALL REGISTERED
                                                                       INVESTMENT COMPANIES OVERSEEN BY
                                                                       TRUSTEES IN FAMILY OF INVESTMENT
                                                                       COMPANIES
-------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------
David M. Barse            Third Avenue Value Portfolio - $0                       over $100,000
-------------------------------------------------------------------------------------------------------
Phyllis W. Beck           Third Avenue Value Portfolio - $0                       over $100,000
-------------------------------------------------------------------------------------------------------
Barbara Whitman           Third Avenue Value Portfolio - $0                       over $100,000
-------------------------------------------------------------------------------------------------------
Martin J. Whitman         Third Avenue Value Portfolio - $0                       over $100,000
-------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

-------------------------------------------------------------------------------------------------------
Lucinda Franks            Third Avenue Value Portfolio - $0                       $10,001-50,000
-------------------------------------------------------------------------------------------------------
Gerald Hellerman          Third Avenue Value Portfolio - $0                       over $100,000
-------------------------------------------------------------------------------------------------------
Marvin Moser              Third Avenue Value Portfolio - $0                       over $100,000
-------------------------------------------------------------------------------------------------------
Donald Rappaport          Third Avenue Value Portfolio - $0                       over $100,000
-------------------------------------------------------------------------------------------------------
Myron M. Sheinfeld        Third Avenue Value Portfolio - $0                       over $100,000
-------------------------------------------------------------------------------------------------------
Martin Shubik             Third Avenue Value Portfolio - $0                       over $100,000
-------------------------------------------------------------------------------------------------------
Charles C. Walden         Third Avenue Value Portfolio - $0                       over $100,000
-------------------------------------------------------------------------------------------------------

                             PRINCIPAL STOCKHOLDERS

On April 2, 2002, to the knowledge of the management of the Portfolio, only IDS Life Insurance Company, which beneficially owned 8,950,834 shares (80.59% of the outstanding shares) and Ameritas Variable Life Insurance Company, which beneficially owned 1,825,758 shares (16.52% of the outstanding shares) in each case, on behalf of holders of variable annuity contracts, beneficially owned more than 5% of the outstanding shares of the Fund.

                               INVESTMENT ADVISER

The investment adviser to the Trust is EQSF Advisers, Inc. (the "Adviser"), 67% of which is owned in approximately equal shares by the three adult children of Martin J. Whitman and the remaining 33% of which is owned by senior employees of the Adviser. Mr. Whitman is Chairman and CEO of the Adviser, and he along with members of his family may be deemed to form a controlling group of the Adviser. The following individuals are affiliated persons of the Trust and Adviser:


                    CAPACITY WITH THE TRUST        CAPACITY WITH ADVISER
                    ---------------------          --------------------

Martin J. Whitman   Chairman and CEO               Chairman and  CEO

David M. Barse      President, COO, Trustee        President, COO, Director

Michael Carney      Treasurer and CFO              Treasurer and CFO

Kerri Weltz         Assistant Treasurer            Assistant Treasurer

W. James Hall       General Counsel and Secretary  General Counsel and Secretary

Barbara Whitman     Trustee                        Director

Julie Smith         Controller                     Controller


                          INVESTMENT ADVISORY AGREEMENT

The investment advisory services of the Adviser are furnished to the Portfolio pursuant to an Investment Advisory Agreement (the "Advisory Agreement") approved by the Board of Trustees of the Trust, by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act), and by the sole shareholder of the Portfolio. The Adviser has provided investment advisory services to the Portfolio since its inception.

The Advisory Agreement will continue from year to year if approved annually by the Board of Trustees of the Trust or a majority of the outstanding voting securities of the Trust, and by vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of such parties, cast in person at a meeting called for the purpose of voting on such approval. In approving this agreement the Board of Trustees considered, among other things, the nature and quality of services to be provided by the Adviser, the profitability to the Adviser of its relationship with the Trust, economies of scale and comparative fees and expense ratios. The Advisory Agreement may be terminated at any time without penalty, upon 60 days written notice by either party to the other, and will automatically be terminated upon any assignment thereof.

For the investment advisory services provided by the Adviser, the Portfolio pays the Adviser a monthly fee of 1/12 of 0.90% (an annual rate of 0.90%) on the average daily net assets in the Portfolio during the prior month. The total amount of waivers and reimbursements since the Portfolio's inception through December 31, 2001 which are subject to repayment is $347,615. During the year ended December 31, 2001, the Portfolio paid the Adviser $32,769 under this agreement.

Under the Advisory Agreement, the Adviser supervises and assists in the management of the Trust, provides investment research and research evaluation and makes and executes recommendations for the purchase and sale of securities. The Adviser furnishes, at its expense, all necessary office equipment and personnel necessary for the performance of the obligations of the Adviser and pays the compensation of officers of the Trust. However, in the event that any person serving as an officer of the Trust has both executive duties attendant to such offices and administrative duties to the Trust apart from such office, the Adviser does not pay any amount relating to the performance of such administrative duties.

All other expenses incurred in the operation of the Portfolio and the continuous offering of its shares, including taxes, fees and commissions, bookkeeping expenses, Portfolio employees, expenses of redemption of shares, charges of administrators, custodians and transfer agents, auditing and legal expenses, and fees of outside Trustees are borne by the Portfolio. From time to time, the Adviser may waive receipt of its fees and/or assume certain expenses of the Portfolio, which would have the effect of lowering the expense ratio of the Portfolio and increasing yield to investors.

Under current arrangements, whenever, in any fiscal year, the Portfolio's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and interest and taxes, exceeds 1.30% of average daily net assets of the Portfolio, the Adviser is obligated to reimburse the Portfolio in an amount equal to that excess. If the Portfolio's operating expenses fall below the expense limitation, the Portfolio will begin repaying the Adviser for the amount contributed on behalf of the Portfolio. This repayment will continue for up to three years after the end of the fiscal year in which an expense is reimbursed by the Adviser, subject to the expense limitation, until the Adviser has been paid for the entire amount contributed or such three-year period expires.

                                   DISTRIBUTOR

The distribution services of M.J. Whitman, Inc., (MJW, Inc.) 767 Third Avenue, New York, NY 10017, the Portfolio's Distributor, are furnished to the Portfolio pursuant to a Distribution Agreement (the "Distribution Agreement"). Under such agreement, the Distributor shall (1) assist in the sale and distribution of the Portfolio's shares; and (2) qualify and maintain the qualification as a broker-dealer in such states where shares of the Portfolio are registered for sale.

Martin J. Whitman, David M. Barse and Michael Carney, who are executive officers of the Trust and the Adviser, are also executive officers of the Distributor.

The Distribution Agreement will remain in effect provided that it is reviewed and approved at least annually by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party and by the Board of Trustees or by a majority of the Portfolio's outstanding shares. The Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty by either party on not less than 60 days written notice.

                                  ADMINISTRATOR

The Portfolio has entered into a Services Agreement (the "Services Agreement") with PFPC Inc. (including its predessor in interest "PFPC"). The Services Agreement provides that PFPC shall provide certain accounting, transfer agency and shareholder services to the Portfolio. The Services Agreement has an initial three year term and may be terminated at any time (effective after such initial term) without penalty, upon 180 days written notice by either party to the other, and will automatically be terminated upon any assignment thereof. The Portfolio has entered into an Administration Agreement with the Adviser, which provides that the Adviser shall provide all other administrative services to the Portfolio other than those relating to the investment portfolio of the Portfolio, the distribution of the Portfolio, the maintenance of the Portfolio's financial records and those performed by PFPC under the Services Agreement. The Adviser has entered into a Sub-Administration Agreement with PFPC pursuant to which PFPC performs certain of those services on behalf of the Adviser. For the years ended December 31, 2001 and December 31, 2000, the Portfolio paid $32,000 in fees to the Adviser for these services. For the period since inception to December 31, 1999, the Portfolio paid $8,800 in fees to the Adviser for these services.


                                    CUSTODIAN

Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540-6231, serves as custodian for the Portfolio pursuant to a Custodian Agreement. Under such agreement, the Custodian (1) maintains a separate account or accounts in the name of the Portfolio; (2) holds and transfers portfolio securities on account of the Portfolio; (3) accepts receipts and makes disbursements of money on behalf of the Portfolio; (4) collects and receives all income and other payments and distributions on account of the Portfolio's securities; and (5) makes periodic reports to the Board of Trustees concerning the Portfolio's operations. CTC will custody the Portfolio's foreign assets with foreign custodians, pursuant to the requirements of Rule 17f-5 under the 1940 Act.

                                 TRANSFER AGENT

PFPC Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA 19406, is the transfer agent for the Portfolio.

                             INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, are the independent accountants for the Portfolio. The independent accountants audit the financial statements of the Portfolio following the end of each fiscal year and provide a report to the Board of Trustees of the results of the audit.

                                 CODE OF ETHICS

The Trust, the Adviser and the Distributor have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. The Code contains provisions reasonably necessary to prevent access persons (as defined in Rule 17j-1) from engaging conduct prohibited by Rule 17j-1(b).

                           PORTFOLIO TRADING PRACTICES

Under the Advisory Agreement between the Trust and the Adviser, the Adviser has the responsibility of selecting brokers and dealers. The Adviser must place portfolio transactions with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates, but has discretion to pay a greater amount if it, in good faith, determines that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, either in terms of that particular transaction or in fulfilling the overall responsibilities of the Adviser to the Portfolio. Where transactions are executed in the over-the-counter market, or in the "third market" (the over-the-counter market in listed securities), the Portfolio will normally first seek to deal with the primary market makers. However, when the Portfolio considers it advantageous to do so, it will utilize the services of brokers, but will, in all cases, attempt to negotiate the best price and execution. The determination of what may constitute the most favorable price and execution in a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to the Portfolio (involving both price paid or received and any commissions or other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all if selling large blocks is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. In allocating any such portfolio brokerage on a national securities exchange, the Portfolio may consider the research, statistical and other factual information and services provided by brokers from time to time to the Adviser. Such services and information are available to the Adviser for the benefit of all clients of the Adviser and its affiliates and it is not practical for the Adviser to assign a particular value to any such service.

The Adviser intends to use brokers affiliated with the Adviser as brokers for the Portfolio where, in its judgment, such firms will be able to obtain a price and execution at least as favorable as other qualified brokers. Martin J. Whitman, David M. Barse and Michael Carney, who are executive officers of the Trust and the Adviser, are also executive officers of MJW, Inc. and M.J. Whitman Senior Debt Corp. ("Senior Debt Corp."), a broker of private debt instruments under common control with MJW, Inc.

In determining the commissions to be paid to MJW, Inc. and Senior Debt Corp., it is the policy of the Portfolio that such commissions will, in the judgment of the Adviser, be (i) at least as favorable as those which would be charged by other qualified brokers having comparable execution capability and (ii) at least as favorable as commissions contemporaneously charged by MJW, Inc. or Senior Debt Corp., as the case may be, on comparable transactions for its most favored unaffiliated customers, except for any customers of MJW, Inc. or Senior Debt Corp., as the case may be, considered by a majority of the disinterested Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction. However, consideration is regularly given to information concerning the prevailing level of commissions charged on comparable transactions by other qualified brokers.

The Trustees from time to time, at least on a quarterly basis, will review, among other things, all the Portfolio's portfolio transactions including information relating to the commissions charged by MJW, Inc. and Senior Debt Corp. to the Portfolio and to their other customers, and information concerning the prevailing level of commissions charged by other qualified brokers. In addition, the procedures pursuant to which MJW, Inc. and Senior Debt Corp. effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the disinterested Trustees.

The Adviser expects that it will execute a portion of the Portfolio's transactions through qualified brokers other than MJW, Inc. and Senior Debt Corp. In selecting such brokers, the Adviser will consider the quality and reliability of the brokerage services, including execution capability and performance, financial responsibility, and investment information and other research provided by such brokers. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if management of the Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the brokerage services and research information provided by such broker to the Portfolio. Management of the Trust believes that the research information received in this manner provides the Portfolio with benefits by supplementing the research otherwise available to the Portfolio. Over-the-counter purchases and sales will be transacted directly with principal market makers, except in those circumstances where the Portfolio can, in the judgment of its management, otherwise obtain better prices and execution of orders.

To the knowledge of the Portfolio, no affiliated person of the Portfolio receives give-ups or reciprocal business in connection with security transactions of the Portfolio. The Portfolio does not effect securities transactions through brokers in accordance with any formula, nor will it take the sale of Portfolio shares into account in the selection of brokers to execute security transactions. However, brokers who execute brokerage transactions for the Portfolio, including MJW, Inc. and Senior Debt Corp., from time to time may effect purchases of Portfolio shares for their customers.

For the fiscal year ended December 31, 2001, the Portfolio paid approximately $205,872 in brokerage commissions to MJW, Inc. (constituting 93.73% of all commissions paid by the Portfolio). For the fiscal year ended December 31, 2000, the Portfolio paid approximately $47,507 in brokerage commissions to MJW (constituting 83.21% of all commissions paid by the Portfolio). For the period ended December 31, 1999, the Portfolio paid approximately $9,062 in brokerage commissions to MJW (constituting 79.46% of all commissions paid by the Portfolio).

For the fiscal year ended December 31, 2001, the percentage of the Portfolio's aggregate dollar amount of transactions involving the payment of commissions that were effected through MJW was 75.62%. For the year ended December 31, 2000, the percentage of the Portfolio's aggregate dollar amount of transactions involving the payment of commissions that were effected through MJW was 63%.

                                SHARE INFORMATION

All shares of the Portfolio have one vote and when duly issued will be fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are freely transferable. The Trustees are authorized to re-classify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional Portfolios with different objectives, policies, risk considerations or restrictions, may create additional series or classes of shares. Any issuance of shares of such additional series would be governed by the 1940 Act, and the laws of the State of Delaware.

Shares of the Portfolio have equal noncumulative voting rights which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. The Shares of the Portfolio also have equal rights with respect to dividends, assets and liquidation of the Portfolio and are subject to any preferences, rights or privileges of any classes of shares of the Portfolio. The Trust is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes requiring shareholder approval, such as changing fundamental investment policies or upon the written request of 10% of the Portfolio shares to replace its Trustees.

                                 PURCHASE ORDERS

The purchase of shares of the Portfolio is currently limited to separate accounts (the "Accounts") of insurance companies to fund the benefits of variable annuity or variable life insurance policies (the "Contracts") as explained in the Prospectus. The Portfolio reserves the right, in its sole discretion, to refuse purchase orders. Without limiting the foregoing, the Portfolio will consider exercising such refusal right when it determines that it cannot effectively invest the available funds on hand in accordance with the Portfolio's investment policies.

                              REDEMPTION OF SHARES

The procedure for redemption of Portfolio shares under ordinary circumstances is set forth in the Prospectus and in the separate Prospectus relating to the Contracts which accompanies the Prospectus. In unusual circumstances, such as in the case of a suspension of the determination of net asset value, the right of redemption is also suspended and, unless redeeming shareholders withdraw their certificates from deposit, they will receive payment of the net asset value next determined after termination of the suspension. The right of redemption may be suspended or payment upon redemption deferred for more than seven days: (a) when trading on the New York Stock Exchange (NYSE) is restricted; (b) when the NYSE is closed for other than weekends and holidays; (c) when the SEC has by order permitted such suspension; or (d) when an emergency exists making disposal of portfolio securities or valuation of net assets of the Portfolio not reasonably practicable; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (a), (c) or (d) exist.

                               REDEMPTION IN KIND

The Portfolio has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Portfolio is obligated during any 90 day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of such period. Should a redemption exceed such limitation, the Portfolio may deliver, in lieu of cash, readily marketable securities from its portfolio. The securities delivered will be selected at the sole discretion of the Portfolio, will not necessarily be representative of the entire portfolio and may be securities which the Portfolio would otherwise sell. The redeeming shareholder will usually incur brokerage costs in converting the securities to cash. The method of valuing securities used to make the redemptions in kind will be the same as the method of valuing portfolio securities and such valuation will be made as of the same time the redemption price is determined.

For purposes of determining the Portfolio's net asset value per share, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (NASDAQ) National List are valued in a like manner. Portfolio securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Trustees deems appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Trustees. All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Portfolio's Board of Trustees designed to reflect in good faith the fair value of such securities.

As indicated in the Prospectus, the net asset value per share of the Portfolio's shares will be determined on each day that the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

                 DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

The Portfolio will elect to be taxed as a "regulated investment company" under the Code. So long as the Portfolio qualifies as a "regulated investment company," the Portfolio will not be subject to Federal income taxes to the extent it distributes its net investment income and net capital gains. If for any taxable year the Portfolio does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income, including any net capital gains, would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders).

The Portfolio will either distribute or retain for reinvestment all or part of any net long-term capital gain. If any such net capital gain is retained, the Portfolio will be subject to a tax of 35% of such amount. In that event, the Portfolio expects to designate the retained amount as undistributed capital gains in a notice to its shareholders, each of whom (1) will be required to include in income for tax purposes, as long-term capital gains, its share of such undistributed amount, (2) will be entitled to credit its proportionate share of the tax paid by the Portfolio against its Federal income tax liability and to claim refunds to the extent the credit exceeds such liability, and (3) will increase its basis in its shares of the Portfolio by an amount equal to 65% of the amount of the undistributed capital gains included in such shareholder's gross income. A distribution by a Portfolio will be treated as paid during any calendar year if it is declared by the Portfolio in October, November or December of that year, payable to shareholders of record on a date during such month and paid by the Portfolio during January of the following year. Any such distributions paid during January of the following year will be deemed to be received on December 31 of the year the distribution is declared, rather than when the distribution is received.

Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a 4% excise tax. To avoid the tax, the Portfolio must distribute during each calendar year, an amount equal to at least the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31 of the calendar year (unless an election is made by a Portfolio with a November or December year end to use the Portfolio's fiscal year), and
(3) all ordinary income and net capital gains for previous years that were not previously distributed.

The Federal income tax treatment of the various high yield debt securities and other debt instruments (collectively, "Instruments" and individually, an "Instrument") to be acquired by the Portfolio will depend, in part, on the nature of those Instruments and the application of various tax rules. The Portfolio may derive interest income through the accrual of stated interest payments or through the application of the original issue discount rules, the market discount rules or other similar provisions. The Portfolio may be required to accrue original issue discount in income, and in certain circumstances the Portfolio may be required to accrue stated interest even though no concurrent cash payments will be received. If the Portfolio acquires an Instrument at a discount and the terms of that Instrument are subsequently modified, the Portfolio could be required to recognize gain at the time of the modification even though no cash payments will have been received at that time. The market discount rules, as well as certain other provisions, may require that a portion of any gain recognized on the sale, redemption or other disposition of an Instrument be treated as ordinary income as opposed to capital gain. Also, under the market discount rules, if the Portfolio were to receive a partial payment on an Instrument, the Portfolio could be required to recognize ordinary income at the time of the partial payment, even though the Instrument may ultimately be settled at an overall loss. As a result of these and other rules, the Portfolio may be required to recognize taxable income which it would be required to distribute, even though the underlying Instruments have not made concurrent cash distributions to the Portfolio.

The body of law governing these Instruments is complex and not well developed. Thus the Portfolio and its advisors may be required to interpret various provisions of the Internal Revenue Code and Regulations and take certain positions on the Portfolio's tax returns, in situations where the law is somewhat uncertain.

                             PERFORMANCE INFORMATION

Performance information for the Portfolio may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as "average annual return" and "total return."

The Portfolio's average annual return quotation is computed in accordance with a standardized method prescribed by rules of the SEC. The average annual return for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Portfolio's shares on the first day of the period and computing the redeemable value of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is then subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Portfolio have been reinvested at net asset value on the reinvestment dates during the period.

Calculation of the Portfolio's total return is subject to a standardized formula. Total return performance for a specific period is calculated by taking an initial investment in the Portfolio's shares on the first day of the period and computing the redeemable value of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends by the Portfolio have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

The Portfolio's average annual total return for the one year and since inception periods ending December 31, 2001 are 13.68% and 27.20%, respectively.

                              FINANCIAL STATEMENTS

The audited financial statements and notes thereto for the Trust contained in the Annual Report to Shareholders dated December 31, 2001, are incorporated by reference into this Statement of Additional Information and have been audited by PricewaterhouseCoopers LLP, whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein.

                                    APPENDIX

                      DESCRIPTION OF CORPORATE BOND RATINGS

                         STANDARD & POOR'S RATINGS GROUP

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal principal in accordance with the terms of the obligation.

     II.     Nature and provisions of the obligation.

     III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

             AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

             AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

             A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

             BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

             BB, B, CCC, CC, C--Debt rated "BB", "B", "CCC", "CC", and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

             BB--Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

             B--Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

             CCC--Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

             CC--The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

             C--The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

             C1--The rating "C1" is reserved for income bonds on which no interest is being paid.

             D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

MOODY'S INVESTOR'S SERVICE, INC.

      Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

      A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba--Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa--Director Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca--Director Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Moody's applies numerical modifiers: 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                                BOARD OF TRUSTEES

                                 David M. Barse

                                 Phyllis W. Beck
                                 Lucinda Franks
                                Gerald Hellerman
                                  Marvin Moser
                                Donald Rappaport
                               Myron M. Sheinfeld
                                  Martin Shubik
                                Charles C. Walden
                                 Barbara Whitman
                                Martin J. Whitman

                                    OFFICERS
                                Martin J. Whitman
                        Chairman, Chief Executive Officer
                                 David M. Barse
                       President, Chief Operating Officer
                                 Michael Carney
                       Chief Financial Officer, Treasurer
                        Kerri Weltz, Assistant Treasurer
                  W. James Hall, General Counsel and Secretary

                             Julie Smith, Controller

                               INVESTMENT ADVISER
                               EQSF Advisers, Inc.
                                767 Third Avenue
                             New York, NY 10017-2023

                                   DISTRIBUTOR
                               M.J. Whitman, Inc.
                                767 Third Avenue
                             New York, NY 10017-2023

                                 TRANSFER AGENT
                                   PFPC, Inc.
                              211 South Gulph Road
                                 P.O. Box 61767
                            King of Prussia, PA 19406
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)

                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                            Princeton, NJ 08540-6231

                            [LOGO THIRD AVENUE FUNDS]

                                767 THIRD AVENUE
                               NEW YORK, NY 10017
                              Phone (212) 888-5222
                            Toll Free (800) 443-1021
                            www.thirdavenuefunds.com

                           PART C - OTHER INFORMATION

ITEM 23.  EXHIBITS

               Exhibits filed pursuant to Form N-1A:

               (a) Agreement and Declaration of Trust and Certificate of Trust are incorporated by reference to the Registrant's Registration Statement on Form N-1A, file No. 333-81141, filed on June 21, 1999.

                       Designation of Subtrust for Third Avenue Value Portfolio is incorporated by reference to the Registrant's Registration Statement on Form N-1A, file No. 333-81141, filed on June 21, 1999.

               (b) By-Laws are incorporated by reference to the Registrant's Registration Statement on Form N-1A, file No. 333-81141, filed on June 21, 1999.

               (c) Reference is made to Articles V and VI of the Trust's Agreement and Declaration of Trust.

               (d) Investment Advisory Contract Third Avenue Value Portfolio is incorporated by reference to the Registrant's Registration Statement on Form N-1A, file No. 333-81141, filed on April 26, 2001.

               (e) Distribution Agreement is incorporated by reference to the Registrant's Registration Statement on Form N1-A File No. 333-81141, filed on September 10, 1999.

               (f)     Not applicable.

               (g) Custody Agreement between Third Avenue Variable Series Trust and Custodial Trust Company is incorporated by reference to the Registrant's Registration Statement on Form N1-A File No. 333-81141, filed on September 10, 1999.

               (g)(1) Amendment to Custody Agreement with respect to foreign custody matters dated February 27, 2002 is filed herein as Exhibit (g)(1).

               (h) Services Agreement between Third Avenue Variable Series Trust and PFPC, Inc. is incorporated by reference to the Registrant's Registration Statement on Form N1-A File No. 333-81141, filed on September 10, 1999.

                       Administration Agreement between Third Avenue Variable Series Trust and EQSF Advisers, Inc. is incorporated by reference to the Registrant's Registration Statement on Form N1-A File No. 333-81141, filed on September 10, 1999.

                       Sub-Administration Agreement between EQSF Advisers, Inc. and PFPC, Inc. is incorporated by reference to the Registrant's Registration Statement on Form N1-A File No. 333-81141, filed on September 10, 1999.

               (i) Opinion and Consent of Counsel regarding the legality of the securities being issued is incorporated by reference to the Registrant's Registration Statement on Form N1-A File No. 333-81141, filed on September 10, 1999.

               (j)(1)  Consent of Auditors is filed herein as Exhibit (j)(1).

               (k) Financial Data Schedule is no longer a requirement of this filing.

               (l)     Not applicable.

               (m)     Not applicable.

               (n)     Not applicable.

               (o)     Not applicable.

               (p)     (1) Amended Code of Ethics is filed herein as Exhibit
                       (p)(1).

Item 24.  Persons Controlled By or Under Common Control with Registrant.

               Insofar as the following have substantially the same boards of trustees or directors, they may be deemed to be under common control with the Portfolio: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund.


Item 25.  Indemnification.

               Reference is made to Article IV of the Registrant's Trust Instrument.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Trust Instrument, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and other connections of investment adviser.

          EQSF Advisers, Inc., 767 Third Avenue, New York, New York 10017-2023 provides investment advisory services to investment companies and as of February 28, 2002 had approximately $4.094 billion in assets under management.

          Reference is made to the caption "Investment Adviser" in the Prospectus constituting Part A which is incorporated by reference to this Registration Statement and "Management of the Trust" in the Statement of Additional Information constituting Part B which is incorporated by reference to the Registration Statement.

          Listed below are the principal officers and Directors of EQSF Advisers, Inc.:

          NAME AND POSITION                                     NAME OF
          WITH EQSF ADVISERS, INC.                              OTHER COMPANY
          ------------------------                              -------------

          Martin J. Whitman                                     M.J. Whitman Inc.
          Chairman and Chief Executive Officer                  Chairman
                                                                M.J. Whitman Advisers, Inc.
                                                                Chairman CEO, Chief Investment Officer
                                                                Nabors Industries, Inc. Houston, Texas
                                                                Director
                                                                Danielson Holding Corporation
                                                                CEO, Director Chairman
                                                                M.J. Whitman Management, LLC
                                                                Co-Portfolio Manager
                                                                Danielson Indemnity Company
                                                                Director
                                                                KCP Holding Company
                                                                Director
                                                                National American Insurance Company
                                                                Director

                                                                Martin J. Whitman & Co., Inc. (formerly M.J.
                                                                Whitman & Co, Inc.)
                                                                President, CEO & Director

          David Michael Barse                                   Danielson Holding Corporation
          President, Chief Operating Officer and Director       President & Director

                                                                M.J. Whitman Holding Corp.
                                                                President Chief Executive Officer (CEO),
                                                                Director, Chief Operating Officer (COO)
                                                                M.J. Whitman, Inc.
                                                                President CEO Director, COO
                                                                M.J. Whitman Advisers, Inc.
                                                                Chief Executive Officer President Director & COO
                                                                M.J. Whitman Management LLC
                                                                President and Chief Operating Officer
                                                                American Capital Access Holdings Inc.
                                                                Director
                                                                CGA Group, L.L.C.
                                                                Director
                                                                Danielson Indemnity Company
                                                                Director
                                                                KCP Holding Company
                                                                Director
                                                                North American Insurance Company of California
                                                                Director

          Michael Thomas Carney                                 M.J. Whitman Holding Corp.
          Treasurer, Chief Financial Officer                    Executive VP Chief Financial Officer (CFO),
                                                                Director and Treasurer
                                                                M.J. Whitman, Inc. (Formerly M.J. Whitman, LP)
                                                                Executive VP Director, Treasurer CFO
                                                                M.J. Whitman Advisers, Inc., NY, NY
                                                                Executive VP Director, Treasurer CFO
                                                                M.J. Whitman Management LLC
                                                                CFO& Treasurer
                                                                WHR Management Corporation
                                                                CFO
                                                                Danielson Holding Corporation
                                                                CFO
                                                                Martin J. Whitman & Co., Inc. (formerly M.J.
                                                                Whitman & Co., Inc.)
                                                                CFO
                                                                WHR Management Company L.P.
                                                                CFO
                                                                Danielson Indemnity Corp.
                                                                Director
                                                                KCP Holding Company
                                                                Director

          Barbara E. Whitman                                    M.J. Whitman Holding Corp.
          Director                                              Director
                                                                Beck Institute for Cognitive Therapy and Research
                                                                Director
                                                                Riverside Stage Company
                                                                Director

          W. James Hall III                                     Danielson Holding Corporation
          General Counsel and Secretary                         General Counsel & Secretary

                                                                M.J. Whitman Holding Corp.
                                                                General Counsel & Secretary
                                                                M.J. Whitman, Inc.
                                                                General Counsel & Secretary
                                                                M.J. Whitman Advisers, Inc. New York, NY
                                                                General Counsel & Secretary
                                                                M.J. Whitman Management LLC
                                                                General Counsel & Secretary

          In addition, EQSF Advisers, Inc. acts as adviser the following registered investment companies: Third Avenue Variable Series Trust. EQSF Advisers, Inc. also acts as sub-adviser to certain third party open-end investment companies.

Item 27.  Principal underwriters.

          (a)  Not Applicable.

          (b)  Not Applicable.

          (c)  Not Applicable.

Item 28.  Location of accounts and records.

          All records described in Section 31 (a) of the Investment Company Act of 1940, as amended and Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Trust's Investment Adviser, EQSF Advisers, Inc. 767 Third Avenue, NY, NY 10017-2023, except for those records maintained by the Trust's Custodian, Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540-6231, and the Trust's Shareholder Service and Fund Accounting and Pricing Agent, PFPC, Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA 19406-0903.

Item 29.  Management services.
          None.

Item 30.  Undertakings.
          Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 4 to its Registration Statement meets all the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 10th day of April, 2002.

                                    THIRD AVENUE VARIABLE SERIES TRUST
                                    Registrant


                                    /s/ MARTIN J. WHITMAN
                                    ---------------------------
                                    Martin J. Whitman, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to its Registration Statement of Third Avenue Variable Series Trust has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                          CAPACITY                            DATE
---------                          --------                            ----
/s/ MARTIN J. WHITMAN
Martin J. Whitman                  Chief Executive Officer             4/10/02

/s/ DAVID M. BARSE
David M. Barse                     Trustee                             4/10/02

/s/ MICHAEL CARNEY
Michael Carney                     Chief Financial Officer             4/10/02

/s/ PHYLLIS W. BECK
Phyllis W. Beck                    Trustee                             4/10/02

/s/ MARTIN SHUBIK
Martin Shubik                      Trustee                             4/10/02

/s/ MYRON M. SHEINFELD
Myron M. Sheinfeld                 Trustee                             4/10/02

/s/ GERALD HELLERMAN
Gerald Hellerman                   Trustee                             4/10/02

/s/ CHARLES C. WALDEN
Charles C. Walden                  Trustee                             4/10/02

/s/ MARVIN MOSER
Marvin Moser                       Trustee                             4/10/02

/s/ BARBARA WHITMAN
Barbara Whitman                    Trustee                             4/10/02

/s/ LUCINDA FRANKS
Lucinda Franks                     Trustee                             4/10/02

/s/ DONALD RAPPAPORT
Donald Rappaport                   Trustee                             4/10/02